COLLABORATION INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Summary of Inventories

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Raw materials	14,041	13,155
Work-in-process	4,236	2,990
Finished goods	593	3,288
Total collaboration inventories	18,870	19,433